INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Licenses	15,303,921	15,423,921
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	17,489,168	17,609,168
Less: Accumulated amortization	(11,082,687)	(9,516,505)
	6,406,481	8,092,663